Information Relating to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of information relating to the consolidated statement of cash flows

	Year ended December 31
	2023	2022	2021
Distributions more (less) than income from equity affiliates includes the following:
Distributions from equity affiliates	$4,246	$3,855	$3,659
(Income) loss from equity affiliates	(5,131)	(8,585)	(5,657)
Distributions more (less) than income from equity affiliates	$(885)	$(4,730)	$(1,998)
Net decrease (increase) in operating working capital was composed of the following:
Decrease (increase) in accounts and notes receivable	$1,187	$(2,317)	$(7,548)
Decrease (increase) in inventories	(320)	(930)	(530)
Decrease (increase) in prepaid expenses and other current assets	(1,202)	(226)	19
Increase (decrease) in accounts payable and accrued liabilities	(49)	2,750	5,475
Increase (decrease) in income and other taxes payable	(2,801)	2,848	1,223
Net decrease (increase) in operating working capital	$(3,185)	$2,125	$(1,361)
Net cash provided by operating activities includes the following cash payments:
Interest on debt (net of capitalized interest)	$465	$525	$699
Income taxes	10,416	9,148	4,355
Proceeds and deposits related to asset sales and returns of investment consisted of the following gross amounts:
Proceeds and deposits related to asset sales	$446	$1,435	$1,352
Returns of investment from equity affiliates	223	1,200	439
Proceeds and deposits related to asset sales and returns of investment	$669	$2,635	$1,791
Net sales (purchases) of marketable securities consisted of the following gross amounts:
Marketable securities purchased	$(289)	$(7)	$(4)
Marketable securities sold	464	124	3
Net sales (purchases) of marketable securities	$175	$117	$(1)
Net repayment (borrowing) of loans by equity affiliates:
Borrowing of loans by equity affiliates	$(368)	$(108)	$—
Repayment of loans by equity affiliates	66	84	401
Net repayment (borrowing) of loans by equity affiliates	$(302)	$(24)	$401
Net borrowings (repayments) of short-term obligations consisted of the following gross and net amounts:
Repayments of short-term obligations	$—	$—	$(6,906)
Proceeds from issuances of short-term debt obligations	—	—	4,448
Net borrowings (repayments) of short-term obligations with three months or less maturity	135	263	(3,114)
Net borrowings (repayments) of short-term obligations	$135	$263	$(5,572)
Net sales (purchases) of treasury shares consists of the following gross and net amounts:
Shares issued for share-based compensation plans	$261	$5,838	$1,421
Shares purchased under share repurchase and deferred compensation plans	(14,939)	(11,255)	(1,383)
Net sales (purchases) of treasury shares	$(14,678)	$(5,417)	$38
Net contributions from (distributions to) noncontrolling interests consisted of the following gross and net amounts:
Distributions to noncontrolling interests	$(54)	$(118)	$(53)
Contributions from noncontrolling interests	14	4	17
Net contributions from (distributions to) noncontrolling interests	$(40)	$(114)	$(36)

Capital expenditures
The components of “Capital expenditures” are presented in the following table:

	Year ended December 31
	2023	2022	2021
Additions to properties, plant and equipment *	$14,788	$10,349	$7,515
Additions to investments	690	1,147	460
Current-year dry hole expenditures	326	309	83
Payments for other assets and liabilities, net	25	169	(2)
Capital expenditures	$15,829	$11,974	$8,056
*	Excludes non-cash movements of $1,559 in 2023, $334 in 2022 and $316 in 2021.

Schedule of Cash and Cash Equivalents
The table below quantifies the beginning and ending balances of restricted cash and restricted cash equivalents in the Consolidated Balance Sheet:

	Year ended December 31
	2023	2022	2021
Cash and cash equivalents	$8,178	$17,678	$5,640
Restricted cash included in “Prepaid expenses and other current assets”	275	630	333
Restricted cash included in “Deferred charges and other assets”	822	813	822
Total cash, cash equivalents and restricted cash	$9,275	$19,121	$6,795

Restrictions on Cash and Cash Equivalents
The table below quantifies the beginning and ending balances of restricted cash and restricted cash equivalents in the Consolidated Balance Sheet:

	Year ended December 31
	2023	2022	2021
Cash and cash equivalents	$8,178	$17,678	$5,640
Restricted cash included in “Prepaid expenses and other current assets”	275	630	333
Restricted cash included in “Deferred charges and other assets”	822	813	822
Total cash, cash equivalents and restricted cash	$9,275	$19,121	$6,795